Segment Reporting (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013 segment		Dec. 31, 2012		Dec. 31, 2011
Segment Reporting [Abstract]
Number of segments									3
Segment reporting information
Net revenues	$ 32,830,000,000	$ 31,932,000,000	$ 31,248,000,000	$ 30,751,000,000	$ 31,397,000,000	$ 30,237,000,000	$ 30,694,000,000	$ 30,792,000,000	$ 126,761,000,000		$ 123,120,000,000		$ 107,080,000,000
Gross profit	6,338,000,000	6,027,000,000	5,841,000,000	5,577,000,000	6,294,000,000	5,645,000,000	5,443,000,000	5,106,000,000	23,783,000,000		22,488,000,000		20,562,000,000
Operating profit	2,217,000,000	2,154,000,000	1,972,000,000	1,694,000,000	2,299,000,000	1,812,000,000	1,702,000,000	1,397,000,000	8,037,000,000		7,210,000,000		6,331,000,000
Depreciation and amortization									1,870,000,000		1,753,000,000		1,568,000,000
Total assets	71,526,000,000				66,221,000,000				71,526,000,000		66,221,000,000		64,852,000,000
Goodwill	26,542,000,000				26,395,000,000				26,542,000,000		26,395,000,000		26,458,000,000
Additions to property and equipment									1,984,000,000		2,030,000,000		1,872,000,000
Pharmacy Services Segment
Segment reporting information
Net revenues									76,208,000,000	[1],[2]	73,444,000,000	[1],[2]	58,874,000,000	[1],[2]
Gross profit									4,237,000,000	[2]	3,808,000,000	[2]	3,279,000,000	[2]
Operating profit									3,086,000,000	[2]	2,679,000,000	[2]	2,220,000,000	[2]
Depreciation and amortization									560,000,000		517,000,000		433,000,000
Total assets	38,343,000,000				36,057,000,000				38,343,000,000		36,057,000,000		35,704,000,000
Goodwill	19,658,000,000				19,646,000,000				19,658,000,000		19,646,000,000		19,657,000,000
Additions to property and equipment									313,000,000		422,000,000		461,000,000
Net revenues, retail co-payments									7,900,000,000		8,400,000,000		7,900,000,000
Retail Pharmacy Segment
Segment reporting information
Net revenues									65,618,000,000	[2]	63,641,000,000	[2]	59,579,000,000	[2]
Gross profit									20,112,000,000	[2]	19,091,000,000	[2]	17,469,000,000	[2]
Operating profit									6,268,000,000	[2]	5,636,000,000	[2]	4,913,000,000	[2]
Depreciation and amortization									1,217,000,000		1,153,000,000		1,060,000,000
Total assets	30,191,000,000				29,492,000,000				30,191,000,000		29,492,000,000		28,632,000,000
Goodwill	6,884,000,000				6,749,000,000				6,884,000,000		6,749,000,000		6,801,000,000
Additions to property and equipment									1,610,000,000		1,555,000,000		1,353,000,000
Corporate Segment [Member]
Segment reporting information
Net revenues									0		0		0
Gross profit									0		0		0
Operating profit									(751,000,000)		(694,000,000)		(616,000,000)
Depreciation and amortization									93,000,000		83,000,000		75,000,000
Total assets	4,420,000,000				1,408,000,000				4,420,000,000		1,408,000,000		1,121,000,000
Goodwill	0				0				0		0		0
Additions to property and equipment									61,000,000		53,000,000		58,000,000
Intersegment Eliminations [Member]
Segment reporting information
Net revenues									(15,065,000,000)	[2]	(13,965,000,000)	[2]	(11,373,000,000)	[2]
Gross profit									(566,000,000)	[2]	(411,000,000)	[2]	(186,000,000)	[2]
Operating profit									(566,000,000)	[2]	(411,000,000)	[2]	(186,000,000)	[2]
Depreciation and amortization									0		0		0
Total assets	(1,428,000,000)				(736,000,000)				(1,428,000,000)		(736,000,000)		(605,000,000)
Goodwill	0				0				0		0		0
Additions to property and equipment									0		0		0
Number of type of transactions related to intersegment eliminations									2
Intersegment activity, net revenues									4,300,000,000		3,400,000,000		2,600,000,000
Intersegment activity, gross profit and operating profit									$ 566,000,000		$ 411,000,000		$ 186,000,000

[1]	Net revenues of the Pharmacy Services Segment include approximately $7.9 billion, $8.4 billion and $7.9 billion of Retail co-payments for the years ended December 31, 2013, 2012 and 2011, respectively.
[2]	Intersegment eliminations relate to two types of transactions: (i) Intersegment revenues that occur when Pharmacy Services Segment clients use Retail Pharmacy Segment stores to purchase covered products. When this occurs, both the Pharmacy Services and Retail Pharmacy segments record the revenue on a standalone basis and (ii) Intersegment revenues, gross profit and operating profit that occur when Pharmacy Services Segment clients, through the Company’s intersegment activities (such as the Maintenance Choice program), elect to pick up their maintenance prescriptions at Retail Pharmacy Segment stores instead of receiving them through the mail. When this occurs, both the Pharmacy Services and Retail Pharmacy segments record the revenue, gross profit and operating profit on a standalone basis. Beginning in the fourth quarter of 2011, the Maintenance Choice eliminations reflect all discounts available for the purchase of mail order prescription drugs. The following amounts are eliminated in consolidation in connection with the item (ii) intersegment activity: net revenues of $4.3 billion, $3.4 billion and $2.6 billion for the years ended December 31, 2013, 2012 and 2011, respectively; gross profit and operating profit of $566 million, $411 million and $186 million for the years ended December 31, 2013, 2012 and 2011, respectively.